Revenues (Details) - Schedule of revenue - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 38,876,968	$ 34,079,482
Installation and maintenance [Member]
Disaggregation of Revenue [Line Items]
Total	24,301,679	21,979,399
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total	8,990,258	8,009,015
Senior care services [Member]
Disaggregation of Revenue [Line Items]
Total	1,590,075	3,040,664
Sales of E-watch [Member]
Disaggregation of Revenue [Line Items]
Total	1,967,170	1,050,404
Sales of pharmaceutical products [Member]
Disaggregation of Revenue [Line Items]
Total	1,380,344
Educational consulting services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 647,442